SEGMENT REPORTING	12 Months Ended
Apr. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

19.	SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. The Company’s assets are all located in Hong Kong and most of the Company’s revenue and expense are derived in Hong Kong. The single segment represents the Company’s core business of providing consulting services in Hong Kong and the revenue by geographical location of the Company’s revenue are derived in Hong Kong for the years ended April 30, 2026, 2025 and 2024, respectively.